Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

15. Fair Value Measurements

The following table summarizes information regarding Nucor’s financial assets and liabilities that are measured at fair value as of December 31, 2015 and 2014 (in thousands). Nucor does not have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		Fair Value Measurements at Reporting Date Using
Description	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2015
Assets:
Cash equivalents	$1,668,567	$1,668,567	$—	—
Short-term investments	100,000	100,000	—	—
Foreign exchange contracts	909	—	909	—

Total assets	$1,769,476	$1,768,567	$909	$—

Liabilities:
Commodity contracts	$(18,853)	$—	$(18,853)	$—

As of December 31, 2014
Assets:
Cash equivalents	$861,656	$861,656	$—
Short-term investments	100,000	100,000	—
Foreign exchange and commodity contracts	2,228	—	2,228

Total assets	$963,884	$961,656	$2,228	$—

Liabilities:
Commodity contracts	$(12,700)	$—	$(12,700)	$—

Fair value measurements for Nucor’s cash equivalents and short-term investments are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor’s derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates. There were no transfers between levels in the fair value hierarchy for the periods presented.

The fair value of short-term and long-term debt, including current maturities, was approximately $4.47 billion at December 31, 2015 ($4.97 billion at December 31, 2014). The debt fair value estimates are classified under Level 2 because such estimates are based on readily available market prices of our debt at December 31, 2015 and 2014, or similar debt with the same maturities, ratings and interest rates.

Disclosures are required for certain assets and liabilities that are measured at fair value, but are recognized and disclosed on a nonrecurring basis in periods subsequent to initial recognition. For Nucor, our equity investment in Duferdofin Nucor was measured at fair value as a result of the impairment recorded in 2015 (see Note 10).